Business combinations (Detail Textuals 1)		6 Months Ended	12 Months Ended						29 Months Ended
	Jul. 03, 2014 CAD ($) Annual_Instalment shares	Dec. 31, 2016 CAD ($) Share	Dec. 31, 2017 CAD ($) Share shares	Dec. 31, 2017 USD ($) Share shares	Dec. 31, 2016 CAD ($) Share		Dec. 31, 2016 USD ($) Share	Dec. 31, 2015 CAD ($) Share	Dec. 01, 2016 CAD ($) Share	Dec. 31, 2017 USD ($) Share	Sep. 29, 2017 USD ($)	Jul. 12, 2017 USD ($)	Nov. 30, 2016	Dec. 31, 2014 Share
Disclosure of detailed information about business combination [line items]
Number of share options exercised | Share			207,950	207,950	1,069,434		1,069,434	23,350
Gross proceeds from sale of options			$ 519,999		$ 1,844,130	[1]		$ 33,165
Number of share options expired without being exercised | Share			52,923	52,923	85,717		85,717	63,847
Number of stock options outstanding | Share		1,387,000	1,602,127		1,387,000			2,277,126		1,602,127				1,720,253
Liabilities held for sale (Note 5)		[1]	$ 6,976,313			[1]
Class E common shares | Employees and former directors
Disclosure of detailed information about business combination [line items]
Number of share acquired due to options exercised | shares			405,000	405,000
Total cost										$ 1,974,772
Apicore entity
Disclosure of detailed information about business combination [line items]
Number of share options exercised | Share									112,500
Apicore entity | Employees and former directors
Disclosure of detailed information about business combination [line items]
Number of share options exercised | Share			292,500	292,500
Gross proceeds from sale of options				$ 280,125			$ 48,375
Number of stock options outstanding | Share			517,500							517,500
Apicore entity | Class E common shares | Employees and former directors
Disclosure of detailed information about business combination [line items]
Number of shares issued under the plan | shares			292,500	292,500
Gross proceeds from sale of options				$ 48,375
Number of share options expired without being exercised | Share			117,500	117,500
Stock options expired without being exercised			$ 615,381
Apicore
Disclosure of detailed information about business combination [line items]
Number of annual installment of redemption | Annual_Instalment	3
Number of shares and options outstanding | shares	497,500
Percentage of financial results of Apicore included in financial statement	100.00%
Acquisition related costs included in selling, general and administrative expenses	$ 167,672				126,923
Revenue of acquiree since acquisition date		7,800,000
Net loss before income taxes of acquiree since acquisition date		$ 600,000
Increase (Decrease) in revenue of combined entity as if combination occurred at beginning of period					31,600,000
Increase (Decrease) in profit (loss) of combined entity as if combination occurred at beginning of period					$ (2,000,000)
Total cost									$ 112,898,452
Percentage of equity interests acquired	6.09%								64.00%				5.97%
Percentage of equity interests acquired on diluted basis	5.33%								60.00%				4.82%
Apicore | Class C common shares
Disclosure of detailed information about business combination [line items]
Total cost												$ 24,543,715
Percentage of equity interests acquired												98.00%
Percentage of equity interests acquired on diluted basis												94.00%
Apicore | Series A-1 preferred shares
Disclosure of detailed information about business combination [line items]
Liabilities held for sale (Note 5)											$ 2,300,000

[1]	Restated